Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value of Financial Instruments
7.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Our financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, funds held for clients, client funds obligation, long-term debt and derivative liability. The carrying amount of cash and cash equivalents, accounts receivable, accounts payable, funds held for clients and client fund obligations approximates fair value because of the short-term nature of the instruments.

We measure certain financial assets and liabilities at fair value at each reporting period. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value are as follows:

Level 1—Unadjusted observable inputs that reflect quoted prices in active markets

Level 2—Input other than quoted prices in active markets that are directly or indirectly observable

Level 3—Unobservable inputs that are supported by little or no market activity

We use observable data, when available. During the three and nine months ended September 30, 2014 and 2013, we did not have any transfers between Levels 1, 2 or 3 in the three-tier fair value hierarchy.

We had no financial assets or liabilities measured at fair value on a recurring basis as of September 30, 2014. The following tables provide a summary of the fair value of financial instruments that are measured on a recurring basis using the above input categories as of December 31, 2013 (dollars in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liability	$—	$—	$1,107	$1,107

	$—	$—	$1,107	$1,107

The derivative liability related to the 2022 Note was classified as a Level 3 financial instrument due to valuation being based upon significant unobservable inputs. See “Note 5 Long-Term Debt” for additional information.

The key inputs used to calculate the fair value of the embedded derivative are: probability of exit, remaining term, yield volatility, credit spread, and risk-free rate. In general, increases in the probability of exit, credit spread, and risk-free rate would increase the value of the embedded derivative. Conversely, increases in the remaining term and yield volatility would decrease the value of the embedded derivative.

Quantitative information regarding significant unobservable inputs used for recurring Level 3 fair value measurements of financial instruments were as follows as of December 31, 2013:

	December 31, 2013
	Valuation Technique	Key Inputs	Range
Derivative Liability	Lattice Model	Probability of exit	90%
		Remaining term	0.8 years - 8.3 years
		Yield Volatility	21.4% - 31.1%
		Credit Spread	8.90%
		Risk-free rate	0.13% - 2.45%

The following table summarizes the changes in fair value of our Level 3 financial instruments for the three and nine months ended September 30, 2014 and 2013 (dollars in thousands):

	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Beginning Balance	$—	$1,107
Issuances	—	—
Change in fair value of derivative liability	—	(635)
Write-off to Other income (expense)	—	(472)

Ending Balance	$—	$—

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013
Beginning Balance	$1,766	$1,767
Issuances	—	—
Change in fair value of derivative liability	(659)	(660)

Ending Balance	$1,107	$1,107

Total change in fair value of derivative liability recognized as “Other income (expense), net” in the Condensed Consolidated Statements of Income was $(0.7) million for each of the three and nine months ended September 30, 2013. Total change in fair value of derivative liability, including write-off of the balance due to payoff of the associated loan, recognized as “Other income (expense), net” in the Condensed Consolidated Statements of Income, was $0 and $(1.1) million for the three and nine months ended September 30, 2014, respectively.

7.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Our financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, funds held for clients, client funds obligation, long-term debt and derivative liability. The carrying amount of cash and cash equivalents, accounts receivable, accounts payable, funds held for clients and client fund obligations approximates fair value because of the short-term nature of the instruments.

We measure certain financial assets and liabilities at fair value at each reporting period. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value are as follow:

Level 1—Unadjusted observable inputs that reflect quoted prices in active markets

Level 2—Input other than quoted prices in active markets that are directly or indirectly observable

Level 3—Unobservable inputs that are supported by little or no market activity

We use observable data, when available. During the years ended December 31, 2013, 2012 and 2011, we did not have any transfers between level 1, 2 or 3 in the three-tier fair value hierarchy.

The following tables provide a summary of the fair value of financial instruments that are measured on a recurring basis using the above input categories (dollars in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liability	$—	$—	$1,107	$1,107

	$—	$—	$1,107	$1,107

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liability	$—	$—	$1,767	$1,767

	$—	$—	$1,767	$1,767

The derivative liability related to long-term debt to related party is classified as a Level 3 derivative due to valuation based upon significant unobservable inputs.

The key inputs used to calculate the fair value of the embedded derivative are: probability of exit, remaining term, yield volatility, credit spread, and risk-free rate. In general, increases in the probability of exit, credit spread, and risk-free rate would increase the value of the embedded derivative. Conversely, increases in the remaining term and yield volatility would decrease the value of the embedded derivative.

Quantitative information regarding significant unobservable inputs used for recurring Level 3 fair value measurements of financial instruments as of December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Valuation Technique	Key Inputs	Range
Derivative Liability	Lattice Model	Probability of exit	90%
		Remaining term	0.8 years - 8.3 years
		Yield Volatility	21.4% - 31.1%
		Credit Spread	8.90%
		Risk-free rate	0.13% - 2.45%

	December 31, 2012
	Valuation Technique	Key Inputs	Range
Derivative Liability	Lattice Model	Probability of exit	90%
		Remaining term	3.3 years - 9.3 years
		Yield Volatility	20.4% - 28.5%
		Credit Spread	11.94%
		Risk-free rate	0.36% - 1.78%

The following table summarizes the change in fair value of our Level 3 financial instruments for the years ended December 31, 2013 and 2012 (dollars in thousands).

	2013	2012
Balance, beginning of year	$1,767	$—
Issuances	—	2,100
Change in fair value of derivative liability	(660)	(333)

Balance, end of year	$1,107	$1,767

Total change in fair value of derivative liability recognized as other income, net in the consolidated statements of income was $0.7 million and $0.3 million for the years ended December 31, 2013 and 2012, respectively. There was no change in fair value of derivative liability recognized during the year ended December 31, 2011.